9. INVENTORY: Schedule of Inventory (Tables)	12 Months Ended
Dec. 31, 2020
Tables/Schedules
Schedule of Inventory

	2020	2019

Hemp finished goods	$13,101,032	$-
Hard Goods/Tools	265,890	-
Cannabis and CBD derivative finished goods	418,116	-
Raw materials	2,477,747	-
Consumables and non-cannabis merchandise	1,298,217	-
	$17,561,002	$-